Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 21, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares J.P. Morgan EM Local Currency Bond ETF (LEMB) (the “Fund”)
The following name change for the Fund’s underlying index was effective on March 5, 2025. All references to the underlying index are updated to reflect the new underlying index name.

Fund	Prior Underlying Index Name	New Underlying Index Name

iShares J.P. Morgan EM Local Currency Bond ETF	J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index	J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index
The following changes for the Fund will be affected at the March 31, 2025 rebalance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index:
Change to the Fund’s “Principal Investment Strategies”
The second and fourth paragraphs of the section entitled “Principal Investment Strategies” on page S-25 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
Eligible issuer countries must have (1) gross national income (“GNI”) below the Index Income Ceiling (“IIC”) for three consecutive years or (2) an Index Purchasing Power Parity Ratio (the “IPR”) below the Index Provider’s emerging market threshold for three consecutive years. An existing country may be considered for removal from the Underlying Index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from Standard & Poor’s Global Ratings (“S&P Global”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings, Inc. (“Fitch”) is A-/A3/A- or above for three consecutive years. For purposes of compiling the Underlying Index, individual country weights are capped at maximum 15% and floored at minimum 4.0%. Eligible individual securities must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds). All component securities must have at least 2.5 years to maturity from the inclusion date and a remaining maturity of 6 months or greater at the time of rebalancing to remain eligible for the Underlying Index. Please see the SAI for the Index Provider’s definitions of GNI and IIC.
It is currently anticipated that as of March 31, 2025, the Underlying Index will include securities issued by China, India, Indonesia, Malaysia, South Africa, Mexico, Czech Republic, Hungary, Poland, Thailand, Brazil, Turkey, Peru, Colombia, Romania, Chile, Uruguay Global, Dominican Republic, and Serbia.
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares J.P. Morgan EM Local Currency Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 21, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares J.P. Morgan EM Local Currency Bond ETF (LEMB) (the “Fund”)
The following name change for the Fund’s underlying index was effective on March 5, 2025. All references to the underlying index are updated to reflect the new underlying index name.

Fund	Prior Underlying Index Name	New Underlying Index Name

iShares J.P. Morgan EM Local Currency Bond ETF	J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index	J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index
The following changes for the Fund will be affected at the March 31, 2025 rebalance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index:
Change to the Fund’s “Principal Investment Strategies”
The second and fourth paragraphs of the section entitled “Principal Investment Strategies” on page S-25 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
Eligible issuer countries must have (1) gross national income (“GNI”) below the Index Income Ceiling (“IIC”) for three consecutive years or (2) an Index Purchasing Power Parity Ratio (the “IPR”) below the Index Provider’s emerging market threshold for three consecutive years. An existing country may be considered for removal from the Underlying Index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from Standard & Poor’s Global Ratings (“S&P Global”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings, Inc. (“Fitch”) is A-/A3/A- or above for three consecutive years. For purposes of compiling the Underlying Index, individual country weights are capped at maximum 15% and floored at minimum 4.0%. Eligible individual securities must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds). All component securities must have at least 2.5 years to maturity from the inclusion date and a remaining maturity of 6 months or greater at the time of rebalancing to remain eligible for the Underlying Index. Please see the SAI for the Index Provider’s definitions of GNI and IIC.
It is currently anticipated that as of March 31, 2025, the Underlying Index will include securities issued by China, India, Indonesia, Malaysia, South Africa, Mexico, Czech Republic, Hungary, Poland, Thailand, Brazil, Turkey, Peru, Colombia, Romania, Chile, Uruguay Global, Dominican Republic, and Serbia.
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.